Income Taxes (Summary Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Previously securitized loans	$ 5,166	$ 5,921
Allowance for loan losses	7,566	7,100
Deferred compensation payable	3,774	2,812
Underfunded pension liability	1,675	3,029
Accrued expenses	2,830	1,869
Impaired assets	1,028	1,086
Impaired security losses	9,519	9,814
Unrealized securities losses	1,230	0
Intangible assets	8,081	2,928
Other	3,109	2,963
Total Deferred Tax Assets	43,978	37,522
Unrealized securities gains	0	2,145
Other	1,813	2,640
Total Deferred Tax Liabilities	1,813	4,785
Net Deferred Tax Assets	$ 42,165	$ 32,737